Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Biotechnology - 3.1%
Alnylam Pharmaceuticals, Inc. (A)	132,462	$ 23,702,750
Exact Sciences Corp. (A)	8,768	945,541
Moderna, Inc. (A)	457,381	161,729,922

		186,378,213

Capital Markets - 0.1%
S&P Global, Inc.	10,224	4,383,233

Entertainment - 7.1%
ROBLOX Corp., Class A (A)	1,904,920	146,640,742
Sea Ltd., ADR (A)	322,502	89,062,152
Spotify Technology SA (A)	826,277	188,944,761

		424,647,655

Health Care Equipment & Supplies - 3.7%
Danaher Corp.	13,263	3,945,610
DexCom, Inc. (A)	233,180	120,206,622
Intuitive Surgical, Inc. (A)	96,595	95,770,078

		219,922,310

Health Care Providers & Services - 0.7%
Guardant Health, Inc. (A)	356,512	39,145,018

Health Care Technology - 4.1%
Veeva Systems, Inc., Class A (A)	739,206	245,941,228

Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc., Class A (A)	439,465	63,287,355

Interactive Media & Services - 15.2%
Pinterest, Inc., Class A (A)	2,124,716	125,145,772
Snap, Inc., Class A (A)	4,553,649	338,882,559
Twitter, Inc. (A)	4,528,471	315,860,852
Zillow Group, Inc., Class C (A) (B)	1,173,516	124,697,810

		904,586,993

Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (A)	24,881	82,793,767
DoorDash, Inc., Class A (A)	605,437	105,521,615
Wayfair, Inc., Class A (A) (B)	447,307	107,962,017

		296,277,399

IT Services - 24.1%
Adyen NV (A) (C)	33,429	90,594,230
Fastly, Inc., Class A (A) (B)	532,210	25,583,335
MongoDB, Inc. (A) (B)	246,915	88,622,732
Okta, Inc. (A)	473,706	117,379,610
Shopify, Inc., Class A (A)	246,402	369,585,752
Snowflake, Inc., Class A (A)	857,279	227,796,176
Square, Inc., Class A (A)	1,235,095	305,389,589
Twilio, Inc., Class A (A)	563,237	210,419,711

		1,435,371,135

Leisure Products - 0.0% (D)
Peloton Interactive, Inc., Class A (A)	13,933	1,644,791

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc., Class A (A)	310,107	56,820,906
Illumina, Inc. (A)	131,939	65,408,759

		122,229,665

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 0.3%
Royal Gold, Inc.	139,298	$ 16,927,493

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	18,207	6,078,043

Pharmaceuticals - 1.9%
Royalty Pharma PLC, Class A	3,018,600	115,310,520

Road & Rail - 2.2%
Uber Technologies, Inc. (A)	2,934,529	127,534,630
Union Pacific Corp.	12,775	2,794,659

		130,329,289

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	796,936	155,394,551

Software - 20.0%
Cloudflare, Inc., Class A (A)	2,524,500	299,481,435
Coupa Software, Inc. (A)	400,172	86,837,324
Crowdstrike Holdings, Inc., Class A (A)	371,025	94,095,650
Datadog, Inc., Class A (A)	1,009,764	111,780,875
DocuSign, Inc. (A)	333,120	99,283,085
Trade Desk, Inc., Class A (A)	1,479,929	121,220,984
Unity Software, Inc. (A)	903,274	96,758,711
Zoom Video Communications, Inc., Class A (A)	752,827	284,643,889

		1,194,101,953

Specialty Retail - 3.3%
Carvana Co. (A) (B)	576,366	194,558,107

Total Common Stocks (Cost $3,416,960,329)		5,756,514,951

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (E)	19,340,524	19,340,524

Total Other Investment Company (Cost $19,340,524)		19,340,524

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.00% (E), dated 07/30/2021, to be repurchased at $188,783,088 on 08/02/2021. Collateralized by U.S. Government Obligations, 0.13% - 0.63%, due 04/15/2023 - 04/30/2023, and with a total value of $192,558,756.	$ 188,783,088	188,783,088

Total Repurchase Agreement (Cost $188,783,088)		188,783,088

Total Investments Excluding Options Purchased (Cost $3,625,083,941)		5,964,638,563
Total Options Purchased - 0.1% (Cost $26,210,013)		7,301,040

Total Investments (Cost $3,651,293,954)		5,971,939,603
Net Other Assets (Liabilities) - (0.2)%		(9,236,880)

Net Assets - 100.0%		$ 5,962,702,723

Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.28	07/22/2022	USD	1,275,536,690	$5,942,522	$4,843,213
Put - USD vs. CNH	JPM	USD	7.38	07/27/2022	USD	371,973,815	1,973,321	1,189,200
Put - USD vs. CNH	GSI	USD	7.57	03/30/2022	USD	1,005,109,500	4,992,444	855,348
Put - USD vs. CNH	BNP	USD	7.45	01/06/2022	USD	966,689,769	5,160,171	356,709
Put - USD vs. CNH	BNP	USD	7.64	11/11/2021	USD	776,692,258	4,217,946	55,922
Put - USD vs. CNH	BNP	USD	7.99	09/10/2021	USD	647,932,544	3,923,609	648

Total							$26,210,013	$7,301,040

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,665,920,721	$90,594,230	$—	$5,756,514,951
Other Investment Company	19,340,524	—	—	19,340,524
Repurchase Agreement	—	188,783,088	—	188,783,088
Over-the-Counter Foreign Exchange Options Purchased	—	7,301,040	—	7,301,040

Total Investments	$5,685,261,245	$286,678,358	$—	$5,971,939,603

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $286,961,202, collateralized by cash collateral of $19,340,524 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $273,634,638. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of the 144A security is $90,594,230, representing 1.5% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at July 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Capital Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 3